48735    12/98

Prospectus Supplement
dated December 7, 1998 to:
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PUTNAM ASIA PACIFIC GROWTH FUND
Prospectus dated January 30 , 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
Officer              Year          (at least 5 years)
--------------------------         -------------------------


Carmel Peters                 1998   Employed  as  an  investment
                              professional by Putnam
Senior Vice President                    Management  since  1997.
                              Prior to May, 1997, Ms. Peters  was
                              a  Managing  Director  and  CIO  of
                              Wheelock     Natwest     Investment
                              Management, Hong Kong, and prior to
                              February,  1996, Ms. Peters  was  a
                              Director   and  CIO  of  Rothschild
                              Asset Management Asia Pacific, Hong
                              Kong.

David K. Thomas        1991       Employed   as   an   investment
          professional by
Senior Vice President         Putnam Management since 1987.

Paul C. Warren         1997       Employed   as   an   investment
          professional by
Senior Vice President                    Putnam Management  since
                              1997.   Prior  to  May,  1997,  Mr.
                              Warren  was a Director at IDS  Fund
                              Management,  and prior  to  August,
                              1994  was  a  Director  at  Pilgrim
                              Baxter Associates.  Prior to March,
                              1994,   he   was  a   Director   at
                              Prudential Asia.


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